Loans and Allowance for Credit Losses - Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance Balance at End of Year
Loans individually evaluated for impairment	$ 40	$ 80
TDRs collectively evaluated for impairment	754	839
Other loans collectively evaluated for impairment	3,771	4,016
Loans acquired with deteriorated credit quality	168	79
Total allowance for credit losses	4,733	5,014	5,531	5,264
Loan balance at end of year:
Loans individually evaluated for impairment	729	1,244
TDRs collectively evaluated for impairment	5,675	4,883
Other loans collectively evaluated for impairment	211,514	197,705
Loans acquired with deteriorated credit quality	5,411	6,003
Total loans	223,329	209,835
Commercial [Member]
Allowance Balance at End of Year
Loans individually evaluated for impairment	10	16
TDRs collectively evaluated for impairment	28	40
Other loans collectively evaluated for impairment	1,013	954
Total allowance for credit losses	1,051	1,010	1,104	1,208
Loan balance at end of year:
Loans individually evaluated for impairment	171	222
TDRs collectively evaluated for impairment	185	277
Other loans collectively evaluated for impairment	65,863	56,138
Loans acquired with deteriorated credit quality	4	11
Total loans	66,223	56,648
Commercial Real Estate [Member]
Allowance Balance at End of Year
Loans individually evaluated for impairment	30	61
TDRs collectively evaluated for impairment	29	33
Other loans collectively evaluated for impairment	791	1,057
Loans acquired with deteriorated credit quality	7	3
Total allowance for credit losses	857	1,154	1,291	1,001
Loan balance at end of year:
Loans individually evaluated for impairment	510	812
TDRs collectively evaluated for impairment	391	331
Other loans collectively evaluated for impairment	35,952	34,574
Loans acquired with deteriorated credit quality	100	134
Total loans	36,953	35,851
Residential Mortgages [Member]
Allowance Balance at End of Year
Loans individually evaluated for impairment		1
TDRs collectively evaluated for impairment	446	490
Other loans collectively evaluated for impairment	489	436
Total allowance for credit losses	935	927	820	672
Loan balance at end of year:
Loans individually evaluated for impairment		6
TDRs collectively evaluated for impairment	4,199	3,430
Other loans collectively evaluated for impairment	39,813	33,642
Loans acquired with deteriorated credit quality	6	4
Total loans	44,018	37,082
Credit Card [Member]
Allowance Balance at End of Year
TDRs collectively evaluated for impairment	153	219
Other loans collectively evaluated for impairment	710	773
Total allowance for credit losses	863	992	1,395	1,495
Loan balance at end of year:
TDRs collectively evaluated for impairment	442	584
Other loans collectively evaluated for impairment	16,673	16,776
Total loans	17,115	17,360
Other Retail [Member]
Allowance Balance at End of Year
TDRs collectively evaluated for impairment	97	57
Other loans collectively evaluated for impairment	751	774
Total allowance for credit losses	848	831	807	871
Loan balance at end of year:
TDRs collectively evaluated for impairment	313	148
Other loans collectively evaluated for impairment	47,399	47,959
Total loans	47,712	48,107
Total loans, excluding covered loans [Member]
Allowance Balance at End of Year
Loans individually evaluated for impairment	40	78
TDRs collectively evaluated for impairment	753	839
Other loans collectively evaluated for impairment	3,754	3,994
Loans acquired with deteriorated credit quality	7	3
Total allowance for credit losses	4,554	4,914	5,417	5,247
Loan balance at end of year:
Loans individually evaluated for impairment	681	1,040
TDRs collectively evaluated for impairment	5,530	4,770
Other loans collectively evaluated for impairment	205,700	189,089
Loans acquired with deteriorated credit quality	110	149
Total loans	212,021	195,048
Covered Loans [Member]
Allowance Balance at End of Year
Loans individually evaluated for impairment		2
TDRs collectively evaluated for impairment	1
Other loans collectively evaluated for impairment	17	22
Loans acquired with deteriorated credit quality	161	76
Total allowance for credit losses	179	100	114	17
Loan balance at end of year:
Loans individually evaluated for impairment	48	204
TDRs collectively evaluated for impairment	145	113
Other loans collectively evaluated for impairment	5,814	8,616
Loans acquired with deteriorated credit quality	5,301	5,854
Total loans	$ 11,308	$ 14,787